Average Annual Total Returns (Mid Value Trust)	12 Months Ended
May 01, 2011
Russell MidCap Value Index
Average Annual Return:
One Year	24.75%
Five Year	4.08%
Ten Year	8.07%
Series I, Mid Value Trust
Average Annual Return:
One Year	16.16%
Five Year	6.04%
Ten Year	7.79%
Date of Inception	Apr. 29, 2005
Series II, Mid Value Trust
Average Annual Return:
One Year	15.79%
Five Year	5.80%
Ten Year	7.65%
Date of Inception	Apr. 29, 2005
Series NAV, Mid Value Trust
Average Annual Return:
One Year	16.16%
Five Year	6.07%
Ten Year	7.80%
Date of Inception	Apr. 29, 2005